Borrowings (Details Narrative)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
Borrowings interest, rate	8.00%		8.00%
Total	$ 431,471		$ 549,608	$ 509,455	$ 528,585	$ 545,021
Current			35,162
Non-current			514,446
Cash outflow for lease			$ 499,803	$ 242,052	$ 58,226
Lease liabilities type [member]
IfrsStatementLineItems [Line Items]
Borrowings interest, rate	2.75%	3.38%	2.75%	3.38%
Total		$ 399,949		$ 509,455
Principal amount				612,000
Maturities		August 2044
Interest rate		At the bank’s prevailing CPL Board Rate with monthly rests
Current				20,225
Non-current				$ 489,230
Property Loan [member]
IfrsStatementLineItems [Line Items]
Total	$ 384,071		$ 489,230
Principal amount			612,000
Maturities	August 2044
Interest rate	At the bank’s prevailing CPL Board Rate with monthly rests
Current			20,621
Non-current			468,609
Hire Purchase [member]
IfrsStatementLineItems [Line Items]
Total	$ 47,400		60,378
Principal amount			70,538
Maturities	February 2030
Interest rate	3.68% per annum
Current			14,541
Non-current			$ 45,837
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings interest, rate	2.75%	2.25%	2.75%	2.25%
Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings interest, rate	7.70%	7.75%	7.70%	7.75%